Consolidated Condensed Interim Statements of Changes in Equity - USD ($)	Share Capital [Member]	Reserves [Member]	Accumulated other comprehensive loss [Member]	Accumulated Deficit [Member]	Total
Balance at Mar. 31, 2023	$ 75,528,238	$ 13,066,183	$ (141,443)	$ (60,790,972)	$ 27,662,006
Balance (shares) at Mar. 31, 2023	24,716,628
Shares issued for cash	$ 520,892				520,892
Shares issued for cash (shares)	188,819
Share issuance costs	$ (14,904)				(14,904)
Shares issued for exercise of options	$ 205,737	(87,662)			118,075
Shares issued for exercise of options (shares)	45,358
Fair value of stock options forfeited		(48,040)		48,040
Share based payments		1,118,697			1,118,697
Cumulative translation reserve			14,718		14,718
Net loss for the year				(7,069,499)	(7,069,499)
Balance at Sep. 30, 2023	$ 76,239,963	14,049,178	(126,725)	(67,812,431)	22,349,985
Balance (shares) at Sep. 30, 2023	24,950,805
Balance at Mar. 31, 2023	$ 75,528,238	13,066,183	(141,443)	(60,790,972)	27,662,006
Balance (shares) at Mar. 31, 2023	24,716,628
Balance at Mar. 31, 2024	$ 76,393,993	14,305,642	(111,896)	(79,020,920)	11,566,819
Balance (shares) at Mar. 31, 2024	24,991,162
Shares issued in unit transaction	$ 2,047,500				2,047,500
Shares issued in unit transaction (shares)	1,500,000
Share issuance costs	$ (352,826)				(352,826)
Warrants issued in unit transaction		278,250			278,250
Warrant issuance costs		(47,948)			(47,948)
Fair value of stock options forfeited		(160,555)		160,555
Share based payments		697,898			697,898
Cumulative translation reserve			54,645		54,645
Net loss for the year				(10,090,512)	(10,090,512)
Balance at Sep. 30, 2024	$ 78,088,667	$ 15,073,287	$ (57,251)	$ (88,950,877)	$ 4,153,826
Balance (shares) at Sep. 30, 2024	26,491,162